                                                      OMB APPROVAL

                                                      OMB Number: 3235-0578

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-02773

                                THE GATEWAY TRUST
               (Exact name of registrant as specified in charter)

          Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, OH 45209
               (Address of principal executive offices)            (Zip code)

                                 Geoffrey Keenan
The Gateway Trust, Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, OH 45209
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (513) 719-1100

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

Form N-Q is to be used by management investment companies, other small business investment companies registered on Form N-5 (sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                  GATEWAY FUND
              PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED)

 SHARES                                                           VALUE (000's)
-------                                                           -------------
        COMMON STOCKS - 97.5%
        BASIC MATERIALS - 5.4%
196,650 3M Co.                                                      $   16,851
116,670 Alcoa Inc.                                                       3,545
 32,050 CONSOL Energy Inc.                                               1,507
468,448 Dow Chemical Company                                            23,352
497,400 E. I. du Pont de Nemours and Company                            25,487
141,600 Eastman Chemical Company                                         8,354
 19,626 International Paper Company                                        722
186,950 Lubrizol Corporation                                             7,598
266,850 Lyondell Chemical Company                                        7,450
 21,125 MeadWestvaco Corporation                                           672
 52,550 Nucor Corporation                                                3,025
275,650 Olin Corporation                                                 6,147
109,950 Packaging Corporation of America                                 2,671
104,500 Rhodia SA - ADR                                                    224
248,750 RPM International, Inc.                                          4,547
290,600 Sonoco Products Company                                          8,384
 74,200 USEC Inc.                                                        1,208
115,500 Worthington Industries, Inc.                                     2,227
                                                                    ----------
                                                                       123,971
                                                                    ----------
        COMMERCIAL SERVICES - 1.3%
181,750 Automatic Data Processing, Inc.                                  8,170
 30,600 Career Education Corporation *                                   1,048
 38,750 Catalina Marketing Corporation                                   1,004
 92,700 Cendant Corporation                                              1,904
 45,900 Cognizant Technology Solutions Corporation - Class A *           2,121
 96,050 Electronic Data Systems Corporation                              1,985
 16,950 FactSet Research Systems Inc.                                      559
 30,019 First Data Corporation                                           1,180
  5,000 Manpower Inc.                                                      218
 38,700 Omnicom Group Inc.                                               3,426
 98,000 Paychex, Inc.                                                    3,216
  4,635 PHH Corporation *                                                  101
258,650 ServiceMaster Company                                            3,492
116,350 StarTek, Inc.                                                    1,955
                                                                    ----------
                                                                        30,379
                                                                    ----------
        CONSUMER CYCLICAL - 7.1%
110,900 Abercrombie & Fitch Co. - Class A                                6,348
 23,700 Aeropostale, Inc. *                                                776
136,200 American Eagle Outfitters, Inc.                                  4,025
127,850 Best Buy Co., Inc.                                               6,905
  6,400 CDW Corporation                                                    363
117,800 Chico's FAS, Inc. *                                              3,329
 47,950 Christopher & Banks Corporation                                    844
 82,800 Claire's Stores, Inc.                                            1,908
 16,750 Coach, Inc. *                                                      949
938,600 Delphi Corporation                                               4,205
 27,400 Eaton Corporation                                                1,792
120,150 Foot Locker, Inc.                                                3,520
158,663 Ford Motor Company                                               1,798
171,250 Gap, Inc.                                                        3,740
536,550 General Motors Corporation                                      15,769
 25,050 Gentex Corporation                                                 799
 99,750 Genuine Parts Company                                            4,338
453,750 Home Depot, Inc.                                                17,351
 25,300 J. C. Penney Company, Inc.                                       1,314
 15,000 Lennar Corporation - Class A                                       850
262,850 Limited Brands                                                   6,387
 59,350 Lowe's Companies, Inc.                                           3,388
210,050 May Department Stores Company                                    7,776
265,900 Maytag Corporation                                               3,715
 54,850 Michaels Stores, Inc.                                            1,991
 94,550 Nordstrom, Inc.                                                  5,236
 20,500 OfficeMax Inc.                                                     687
 10,200 Overstock.com, Inc. *                                              439

                                  GATEWAY FUND
             PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED)

   SHARES                                                         VALUE (000's)
---------                                                         -------------
   16,850 Pacific Sunwear of California, Inc. *                          471
  242,600 Pier 1 Imports, Inc.                                         4,423
   18,500 RadioShack Corporation                                         453
   51,750 Ross Stores, Inc.                                            1,508
   19,909 Sears Holding Corporation *                                  2,651
   76,000 Talbots, Inc.                                                2,430
   87,350 TJX Companies, Inc.                                          2,151
   21,500 Tomkins PLC - ADR                                              440
   30,850 Urban Outfitters, Inc. *                                     1,480
  636,350 Wal-Mart Stores, Inc.                                       31,888
   77,000 Whirlpool Corporation                                        5,215
                                                                  ----------
                                                                     163,652
                                                                  ----------
          CONSUMER NON-CYCLICAL - 9.0%
  320,550 Albertson's, Inc.                                            6,619
  709,300 Altria Group, Inc.                                          46,381
  175,950 Avon Products, Inc.                                          7,555
   17,500 Clorox Company                                               1,102
  410,150 Coca-Cola Company                                           17,091
  186,150 Colgate-Palmolive Company                                    9,711
  218,650 ConAgra Foods, Inc.                                          5,908
  119,850 Diageo PLC - ADR                                             6,819
  193,750 Gillette Company                                             9,781
  160,500 Kimberly-Clark Corporation                                  10,550
  170,100 Loews Corporation - Carolina Group                           5,630
  372,100 Newell Rubbermaid Inc.                                       8,164
  143,980 PepsiCo, Inc.                                                7,635
  594,900 Procter & Gamble Company                                    31,530
   52,500 Reynolds American Inc.                                       4,231
  541,450 Sara Lee Corporation                                        11,999
  693,050 Tupperware Corporation                                      14,111
  211,475 Vector Group Ltd.                                            3,252
    2,250 Whole Foods Market, Inc.                                       230
                                                                  ----------
                                                                     208,299
                                                                  ----------
          CONSUMER SERVICES - 2.4%
  119,500 Deluxe Corporation                                           4,763
   33,200 Eastman Kodak Company                                        1,081
   25,450 GTECH Holdings Corporation                                     599
    7,000 Harrah's Entertainment, Inc.                                   452
   76,400 International Game Technology                                2,037
  197,500 Mattel, Inc.                                                 4,217
  302,500 McDonald's Corporation                                       9,420
  104,750 R. R. Donnelley & Sons Company                               3,312
   19,950 Rank Group PLC - ADR                                           213
  862,050 Regal Entertainment Group - Class A                         18,129
  254,200 Sirius Satellite Radio Inc. *                                1,428
   63,550 Standard Register Company                                      791
  298,550 Time Warner Inc. *                                           5,239
   21,741 Viacom Inc. - Class B                                          757
   64,600 Walt Disney Company                                          1,856
   31,450 XM Satellite Radio Holdings Inc. - Class A *                   991
                                                                  ----------
                                                                      55,285
                                                                  ----------
          ENERGY - 8.5%
   41,000 BJ Services Company                                          2,127
  501,964 ChevronTexaco Corporation                                   29,270
   66,881 ConocoPhillips                                               7,212
   52,800 Diamond Offshore Drilling, Inc.                              2,635
   60,550 ENSCO International Incorporated                             2,280
1,474,132 Exxon Mobil Corporation                                     87,858
  191,850 Halliburton Company                                          8,298
  231,350 Kerr-McGee Corporation                                      18,122
   61,250 Patterson-UTI Energy, Inc.                                   1,532
  241,500 Royal Dutch Petroleum Company - ADR                         14,500
  129,250 Schlumberger Limited                                         9,110
   10,800 Smith International, Inc.                                      677
  285,550 Tidewater Inc.                                              11,096
                                                                  ----------
                                                                     194,717
                                                                  ----------

                                  GATEWAY FUND
             PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED)

   SHARES                                                         VALUE (000's)
---------                                                         -------------
          FINANCIAL - 24.7%
   59,050 A. G. Edwards, Inc.                                         2,646
   68,800 Allstate Corporation                                        3,719
   76,000 American Financial Realty Trust                             1,112
  204,450 American Home Mortgage Investment Corp.                     5,856
  407,186 American International Group, Inc.                         22,562
   73,100 Aon Corporation                                             1,670
  178,750 Arthur J. Gallagher & Co.                                   5,148
    2,500 Australia and New Zealand Banking Group Limited - ADR         199
   61,500 Banco Santander Chile SA - ADR                              2,038
1,158,280 Bank of America Corporation                                51,080
   54,050 Capitol Federal Financial                                   1,872
  152,975 Charles Schwab Corporation                                  1,608
   29,250 Chicago Mercantile Exchange                                 5,675
1,546,115 Citigroup Inc.                                             69,482
   30,000 Commerce Bancorp, Inc.                                        974
  274,750 Converium Holding AG - ADR                                  1,289
   59,048 Countrywide Financial Corporation                           1,917
  477,600 Crescent Real Estate Equities Company                       7,804
  226,600 Equity Office Properties Trust                              6,828
  161,200 Fannie Mae                                                  8,777
  160,850 Fidelity National Financial, Inc.                           5,298
  194,900 First Industrial Realty Trust, Inc.                         7,373
2,503,336 General Electric Company                                   90,270
   75,900 Goldman Sachs Group, Inc.                                   8,348
   33,800 Hartford Financial Services Group, Inc.                     2,317
   58,850 Health Care REIT, Inc.                                      1,883
   13,900 Hospitality Properties Trust                                  561
  429,200 HRPT Properties Trust                                       5,112
  312,200 HSBC Holdings PLC - ADR                                    24,789
    5,500 Jefferies Group, Inc.                                         207
1,095,077 JPMorgan Chase & Co.                                       37,890
   57,300 Legg Mason, Inc.                                            4,477
   14,750 Liberty Property Trust                                        576
  126,850 Lincoln National Corporation                                5,726
  578,200 Lloyds TSB Group PLC - ADR                                 20,971
  192,100 Marsh & McLennan Companies, Inc.                            5,844
   45,800 MBNA Corporation                                            1,124
   24,650 Mercury General Corporation                                 1,362
  100,850 Merrill Lynch & Co., Inc.                                   5,708
  309,650 Morgan Stanley                                             17,728
   18,500 National Australia Bank Limited - ADR                       2,030
  132,350 Nationwide Health Properties, Inc.                          2,675
  247,000 New Century Financial Corporation                          11,565
  528,400 New York Community Bancorp, Inc.                            9,596
  165,650 Newcastle Investment Corporation                            4,903
   74,500 North Fork Bancorporation, Inc.                             2,067
   29,500 Royal & Sun Alliance Insurance Group PLC - ADR                224
  383,500 St. Paul Travelers Companies, Inc.                         14,086
  667,683 U. S. Bancorp                                              19,243
  158,850 Unitrin, Inc.                                               7,212
  325,759 Wachovia Corporation                                       16,584
  259,900 Waddell & Reed Financial, Inc. - Class A                    5,130
  122,400 Washington Mutual, Inc.                                     4,835
  299,950 Wells Fargo & Company                                      17,937
   24,750 XL Capital Ltd. - Class A                                   1,791
                                                                  ----------
                                                                    569,698
                                                                  ----------
          HEALTH CARE - 10.9%
  350,750 Abbott Laboratories                                        16,352
   26,500 Accredo Health, Incorporated *                              1,177
   33,600 Aetna Inc.                                                  2,518
  104,727 Amgen Inc. *                                                6,096
  148,500 Baxter International Inc.                                   5,046
   71,200 Biogen Idec Inc. *                                          2,457
1,043,400 Bristol-Myers Squibb Company                               26,565
   11,600 Cardinal Health, Inc.                                         647

                                  GATEWAY FUND
             PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED)

   SHARES                                                         VALUE (000's)
---------                                                         -------------
   79,250 Caremark Rx, Inc. *                                         3,153
   19,250 Coventry Health Care, Inc. *                                1,312
  241,100 Eli Lilly and Company                                      12,561
    6,250 Gilead Sciences, Inc. *                                       224
  107,950 GlaxoSmithKline PLC - ADR                                   4,957
   54,950 Guidant Corporation                                         4,061
  666,822 Johnson & Johnson                                          44,784
    6,500 Manor Care, Inc.                                              236
   90,000 Medtronic Inc.                                              4,585
   19,300 Mentor Corporation                                            620
  795,400 Merck & Co., Inc.                                          25,747
   17,250 OSI Pharmaceuticals, Inc. *                                   713
    7,500 PacifiCare Health Systems, Inc. *                             427
1,876,300 Pfizer Inc.                                                49,290
  137,950 Schering-Plough Corporation                                 2,504
    3,500 Sepracor Inc. *                                               201
  135,150 UnitedHealth Group Incorporated                            12,891
   18,900 Universal Health Services, Inc. - Class B                     990
   80,550 WellPoint, Inc. *                                          10,097
  239,800 Wyeth                                                      10,115
                                                                   --------
                                                                    250,326
                                                                   --------
          INDUSTRIALS - 4.5%
   36,950 Black & Decker Corporation                                  2,919
  143,000 Briggs & Stratton Corporation                               5,207
  114,450 Caterpillar Inc.                                           10,465
   15,600 Cummins, Inc.                                               1,097
   35,400 Deere & Company                                             2,376
  182,100 Emerson Electric Co.                                       11,824
   99,050 Hubbell Incorporated - Class B                              5,061
    6,950 Illinois Tool Works Inc.                                      622
   21,450 Ingersoll-Rand Company                                      1,708
   33,000 Parker-Hannifin Corporation                                 2,010
   91,250 Pentair, Inc.                                               3,559
   62,900 Snap-on Incorporated                                        2,000
  188,300 SPX Corporation                                             8,150
  126,300 Stanley Works                                               5,718
  396,003 Tyco International Ltd.                                    13,385
  141,750 United Technologies Corporation                            14,410
  311,500 Waste Management, Inc.                                      8,987
  111,100 York International Corporation                              4,353
                                                                   --------
                                                                    103,851
                                                                   --------
          TECHNOLOGY - 13.9%
   20,650 Adobe Systems Incorporated                                  1,387
   46,150 ADTRAN, Inc.                                                  814
   82,275 Advanced Micro Devices, Inc. *                              1,326
   89,800 Amazon.com, Inc. *                                          3,077
  131,550 Analog Devices, Inc.                                        4,754
  151,200 Apple Computer, Inc. *                                      6,301
  286,700 Applied Materials, Inc. *                                   4,659
   39,400 Ask Jeeves, Inc. *                                          1,106
   30,000 Autodesk, Inc.                                                893
   76,750 BEA Systems, Inc. *                                           612
  224,852 Boeing Company                                             13,145
   83,650 Broadcom Corporation - Class A *                            2,503
  875,625 Cisco Systems, Inc. *                                      15,665
  141,275 Corning Incorporated *                                      1,572
   12,250 Cree, Inc. *                                                  266
  154,250 Dell Inc. *                                                 5,926
  381,900 eBay Inc. *                                                14,230
   55,000 Electronic Arts Inc. *                                      2,848
   29,350 F5 Networks, Inc. *                                         1,482
   35,550 Goodrich Corporation                                        1,361
   25,000 Google Inc. - Class A *                                     4,513
  427,505 Hewlett-Packard Company                                     9,379
  318,500 Honeywell International Inc.                               11,851
   30,050 InfoSpace, Inc. *                                           1,227

                                  GATEWAY FUND
             PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED)

   SHARES                                                         VALUE (000's)
---------                                                         -------------
1,504,578 Intel Corporation                                           34,951
  253,350 International Business Machines Corporation                 23,151
   29,800 Internet Security Systems, Inc. *                              545
   45,000 KLA-Tencor Corporation *                                     2,070
   51,200 Linear Technology Corporation                                1,962
  661,190 Lucent Technologies Inc. *                                   1,818
   45,450 Macromedia, Inc. *                                           1,523
  119,200 Maxim Integrated Products, Inc.                              4,872
   33,650 McAfee Inc. *                                                  759
   69,050 Microchip Technology Incorporated                            1,796
2,357,900 Microsoft Corporation                                       56,990
  401,071 Motorola, Inc.                                               6,004
   86,750 National Semiconductor Corporation                           1,788
   67,450 Nokia Corporation - ADR                                      1,041
   45,400 NVIDIA Corporation *                                         1,079
   12,050 OmniVision Technologies, Inc. *                                183
  833,348 Oracle Corporation *                                        10,400
   20,750 PMC-Sierra, Inc. *                                             183
    8,450 Priceline.com Incorporated *                                   213
  416,100 QUALCOMM Incorporated                                       15,250
   91,900 Raytheon Company                                             3,557
   16,800 Red Hat, Inc. *                                                183
   10,900 Shanda Interactive Entertainment Ltd. - ADR *                  329
   89,800 Siebel Systems, Inc. *                                         820
   25,800 Sohu.com Inc. *                                                454
  177,350 Symantec Corporation *                                       3,783
   28,400 Taser International, Inc. *                                    341
  368,400 Texas Instruments Incorporated                               9,391
   18,150 Travelzoo Inc. *                                               902
   26,200 UTStarcom, Inc. *                                              287
   91,000 VeriSign, Inc. *                                             2,612
   94,626 VERITAS Software Corporation *                               2,197
   37,950 WebEx Communications, Inc. *                                   819
  108,500 Xilinx, Inc.                                                 3,171
  426,750 Yahoo! Inc. *                                               14,467
                                                                   ---------
                                                                     320,788
                                                                   ---------
          TELECOMMUNICATIONS - 5.1%
  169,571 AT&T Corp.                                                   3,180
  661,750 BellSouth Corporation                                       17,397
1,319,350 Citizens Communications Company                             17,072
   11,500 Compania Anonima Nacional Telefonos de Venezuela - ADR         218
  127,000 KT Corporation - ADR                                         2,706
   41,400 Nextel Communications, Inc. - Class A *                      1,177
1,284,556 SBC Communications Inc.                                     30,431
  304,150 Sprint Corporation                                           6,920
   48,850 TDC A/S - ADR                                                1,025
   70,500 Telecomunicacoes de Sao Paulo SA - ADR                       1,349
   52,300 Telstra Corporation Ltd. - ADR                               1,029
  972,668 Verizon Communications Inc.                                 34,530
                                                                   ---------
                                                                     117,034
                                                                   ---------

          TRANSPORTATION - 0.3%
    9,900 JetBlue Airways Corporation *                                  189
   89,200 United Parcel Service, Inc. - Class B                        6,488
                                                                   ---------
                                                                       6,677
                                                                   ---------
          UTILITIES - 4.4%
  115,900 Ameren Corporation                                           5,680
  600,200 Atmos Energy Corporation                                    16,205
  214,500 Consolidated Edison, Inc.                                    9,048
   24,000 DTE Energy Company                                           1,091
  430,000 Duke Energy Corporation                                     12,044
  181,850 Duquesne Light Holdings Inc.                                 3,259
   19,000 Enel SPA - ADR                                                 912
  247,550 Great Plains Energy Incorporated                             7,570
  120,500 KeySpan Corporation                                          4,696
   23,000 National Fuel Gas Company                                      658
  316,300 NICOR Inc.                                                  11,731

                                  GATEWAY FUND
             PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED)

 SHARES                                                          VALUE (000's)
------------------                                              --------------
148,150 OGE Energy Corp.                                              3,993
 92,500 ONEOK, Inc.                                                   2,851
150,350 Pepco Holdings, Inc.                                          3,156
 97,303 Progress Energy, Inc.                                         4,082
 95,950 Public Service Enterprise Group Inc.                          5,219
412,700 United Utilities PLC - ADR                                    9,967
                                                                -----------
                                                                    102,162
                                                                -----------
         Total common stocks (cost $1,980,550)                    2,246,839
                                                                -----------

CONTRACTS
------------------
          PUT OPTIONS - 0.5%
2,697 On S&P 500 Index expiring April 16, 2005 at 1075                  108
2,697 On S&P 500 Index expiring April 16, 2005 at 1100                  162
4,514 On S&P 500 Index expiring May 21, 2005 at 1100                  1,761
3,358 On S&P 500 Index expiring June 18, 2005 at 1100                 2,552
5,584 On S&P 500 Index expiring June 18, 2005 at 1125                 6,142
                                                                -----------

         Total put options (cost $11,245)                            10,725
                                                                -----------

        REPURCHASE AGREEMENT - 2.5% **
        1.90% repurchase agreement with U.S. Bank, N. A.
         dated March 31, 2005, due April 1, 2005 (repurchase
          proceeds $58,693 )                                         58,690
                                                                ------------

         Total common stocks, put options and repurchase
         agreements - 100.5%                                      2,316,254
                                                                -----------

          CALL OPTIONS - (0.8%) ***
(1,878)On S&P 500 Index expiring April 16, 2005 at 1175              (2,892)
(5,093)On S&P 500 Index expiring April 16, 2005 at 1200              (2,139)
(1,877)On S&P 500 Index expiring April 16, 2005 at 1225                (131)
(1,981)On S&P 500 Index expiring May 21, 2005 at 1175                (5,101)
(4,615)On S&P 500 Index expiring May 21, 2005 at 1200                (6,000)
(2,011)On S&P 500 Index expiring May 21, 2005 at 1225                (1,086)
(1,395)On S&P 500 Index expiring June 18, 2005 at 1225               (1,465)
                                                                -----------

         Total call options outstanding (premiums received
         $48,179)                                                   (18,814)
                                                                -----------

          OTHER ASSETS AND LIABILITIES, NET - 0.3%                    7,856
                                                                -----------

       NET ASSETS - 100.0%                                      $ 2,305,296
                                                                ===========

*  Non-income producing.

** Repurchase agreement fully collateralized by U.S. Government Agency obligations.

***The aggregate value of common stocks that covers outstanding call options is $2,246,839,000.

ADR - American Depository Receipt

Common stocks are grouped by sector.

See accompanying Notes to Portfolio of Investments.

                                  GATEWAY FUND
         NOTES TO PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES
The Gateway Trust is an Ohio business trust, registered under the Investment Company Act of 1940, which is authorized to establish and operate one or more separate series of mutual funds. The Trust currently operates one diversified mutual fund, the Gateway Fund (the Fund). The investment objective of the Fund is to capture the majority of the higher returns associated with equity market investments, while exposing investors to significantly less risk than other equity investments. The Fund attempts to achieve its investment objective primarily by owning a diversified portfolio of common stocks and by selling index call options. The Fund also buys index put options that can protect the Fund from a significant market decline over a short period of time.

The following is a summary of the Fund's significant accounting policies related to its Portfolio of Investments:

INVESTMENTS VALUATION - The Fund values its portfolio securities as of the close of the regular session of trading on the New York Stock Exchange (the NYSE), normally 4:00 P.M., Eastern time. Securities, other than option contracts, traded on a national stock exchange are valued at the last reported sales price on the primary exchange on which the security is traded. Securities traded in the over-the-counter market, and which are quoted by NASDAQ, are valued at the NASDAQ Official Closing Price. Option contracts (both purchased and written) are valued at the average of the closing bid and asked quotations. Securities, other than option contracts, for which market quotations are not readily available or in which trading has been suspended during the day, and option contracts for which closing market quotations are not considered to reflect option contract values as of the close of the NYSE, are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees.

INVESTMENT TRANSACTIONS - Investment transactions are recorded on the trade date.

OPTION TRANSACTIONS - The Fund purchases index put options and writes (sells) index call options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently valued until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

REPURCHASE AGREEMENTS - The Fund requires the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in its repurchase transactions, the Fund enters into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy in the judgment of Gateway Investment Advisers, L.P., the Adviser.

FEDERAL INCOME TAXES - At March 31, 2005, based on a $1,956,795,000 federal tax cost of common stocks and options, gross unrealized appreciation totaled $342,527,000, gross unrealized depreciation totaled $60,572,000 and net unrealized appreciation totaled $281,955,000.

2. INVESTMENT TRANSACTIONS
For the three months ended March 31, 2005, cost of purchases of investment securities (excluding short-term investments) totaled $418,521,000 and proceeds from sales totaled $192,159,000.

The Fund may write (sell) call options on stock indexes in exchange for cash (that is, the premiums received) to enhance earnings on the portfolio securities. However, using these call options limits the opportunity to participate in appreciation of the underlying portfolio beyond certain upper limits set by the contracts. The Fund may also buy put options on stock indexes. The purchase of put options involves the risk of loss of all or part of the cash paid for the put options. In general, the liability recorded upon receipt of written option premiums increases to offset rises and decreases to offset declines in portfolio value. Similarly, the value of purchased put options generally increases to offset declines and decreases to offset rises in portfolio value. For the three months ended March 31, 2005, transactions in written options were as follows:

                                    Contracts    Premiums (000's)
                                    ---------    ----------------
Outstanding at December 31, 2004      16,990       $    61,283
Options written                       27,232            62,915
Options terminated in closing
     purchase transactions           (23,491)          (71,005)
Options expired                       (1,881)           (5,014)
                                      ------       -----------
Outstanding at March 31, 2005         18,850       $    48,179
                                      ======       ===========

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of April 29, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings of Form N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibit 99.CERT Certifications are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Gateway Trust

By /s/ Walter G. Sall
   ---------------------------------
   Walter G. Sall, Chairman

Date April 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Walter G. Sall
   ---------------------------------
   Walter G. Sall, Chairman

Date April 29, 2005

By /s/ Gary H. Goldschmidt
   ---------------------------------
   Gary H. Goldschmidt
   Vice President and Treasurer

Date April 29, 2005